SCHEDULE OF GOODWILL (Details) - Seamless Group Inc [Member] - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Balance	$ 19,229,528	$ 19,618,594
Goodwill upon disposal		(389,066)
Goodwill from acquisition	7,771,855
Balance	$ 27,001,383	$ 19,229,528